INVESTMENTS UNDER RESALE AGREEMENTS AND OBLIGATIONS UNDER REPURCHASE AGREEMENTS (Details) - CLP ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Total
From 1 Day And Less Than 3 Months [Member]
Disclosure of fair value measurement of assets [line items]
Total
More Than 3 Months To 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
More Than 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | From 1 Day And Less Than 3 Months [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | More Than 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member] | From 1 Day And Less Than 3 Months [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member] | More Than 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
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Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member] | From 1 Day And Less Than 3 Months [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member] | More Than 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member] | From 1 Day And Less Than 3 Months [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member] | More Than 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total